Shareholders' equity	6 Months Ended
Jun. 30, 2026
Shareholders' equity
Shareholders' equity

4) Shareholders’ equity

Treasury shares (TotalEnergies shares held directly by TotalEnergies SE)

	December 31, 2025	June 30, 2026
Number of treasury shares	63,702,529	57,468,046
Percentage of share capital	2.89%	2.52%

Following the authorization of the Extraordinary Shareholder’s Meeting held on May 25, 2022, the Board of Directors decided to cancel :

At its meeting on February 10, 2026, with effect on February 13, 2026, 18,185,068 treasury shares bought back between July 1st, 2025 and August 19, 2025;

At its meeting on April 28, 2026, with effect on April 30, 2026, 7,728,801 treasury shares bought back between August 20, 2025 and September 8, 2025.

Dividend

The Shareholders’ Meeting of May 29, 2026 approved the distribution of an ordinary dividend at €3.40 per share. The final dividend for fiscal year 2025 was paid according to the following timetable :

Dividend 2025	First interim	Second interim	Third interim	Final
EUR Amount (Euronext share)	0.85€	0.85€	0.85€	0.85€
USD Amount (NYSE share)	-	0.987785$	1.00164$	0.97002$
Set date	April 29, 2025	July 23, 2025	October 29, 2025	May 29, 2026
Ex-dividend date Euronext and NYSE (starting 2nd interim)	October 1, 2025	December 31, 2025	March 31, 2026	June 30, 2026
Payment date Euronext	October 3, 2025	January 5, 2026	April 2, 2026	July 2, 2026
Payment date NYSE	-	January 23, 2026	April 23, 2026	July 22, 2026

The Board of Directors, at its meeting on April 28, 2026, set the first interim dividend for the fiscal year 2026 at €0.90 per share. The ex-dividend date of this interim dividend will be September 30, 2026 and it will be paid in cash on October 2, 2026 for shares listed on Euronext and on October 21, 2026 for shares listed on the NYSE.

Furthermore, the Board of Directors, at its meeting on July 22, 2026, set the second interim dividend for the fiscal year 2026 at €0.90 per share, i.e. an amount equal to the aforementioned first interim dividend. The ex-dividend date of this interim dividend will be December 31, 2026 and it will be paid in cash on January 5, 2027 for shares listed on Euronext and on January 22, 2027 for shares listed on the NYSE.

Dividend 2026	First interim	Second interim
EUR Amount (Euronext share)	0.90€	0.90€
USD Amount (NYSE share)	Set on October 14, 2026	Set on January 14, 2027
Set date	April 28, 2026	July 22, 2026
Ex-dividend date Euronext and NYSE	September 30, 2026	December 31, 2026
Payment date Euronext	October 2, 2026	January 5, 2027
Payment date NYSE	October 21, 2026	January 22, 2027

Earnings per share in Euro

Earnings per share in Euro, calculated from the earnings per share in U.S. dollars converted at the average Euro/USD exchange rate for the period, amounted to €2.09 per share for the 2nd quarter 2026 (€2.29 per share for the 1st quarter 2026 and €1.03 per share for the 2nd quarter 2025). Diluted earnings per share calculated using the same method amounted to €2.08 per share for the 2nd quarter 2026 (€2.26 per share for the 1st quarter 2026 and €1.01 per share for the 2nd quarter 2025).

Earnings per share are calculated after remuneration of perpetual subordinated notes.

Perpetual subordinated notes

On February 26, 2026, TotalEnergies SE issued perpetual subordinated notes:

€1,500 million perpetual subordinated notes with a 3.79% coupon, callable from February 2031.

TotalEnergies SE has not redeemed perpetual subordinated notes during the first semester of 2026.

Other comprehensive income

Detail of other comprehensive income is presented in the table below:

(M$)	1st half 2026	1st half 2025
Actuarial gains and losses	22	16

Change in fair value of investments in equity instruments	83	64

Tax effect	(32)	(19)
Currency translation adjustment generated by the parent company	(2,649)	8,690
Sub-total items not potentially reclassifiable to profit and loss	(2,576)	8,751

Currency translation adjustment	2,477	(6,709)
- unrealized gain/(loss) of the period	1,938	(6,708)
- less gain/(loss) included in net income	(539)	1

Cash flow hedge	1,391	(668)
- unrealized gain/(loss) of the period	1,327	(1,000)
- less gain/(loss) included in net income	(64)	(332)

Variation of foreign currency basis spread	5	19
- unrealized gain/(loss) of the period	1	12
- less gain/(loss) included in net income	(4)	(7)

Share of other comprehensive income of equity affiliates, net amount	218	(274)
- unrealized gain/(loss) of the period	215	(268)
- less gain/(loss) included in net income	(3)	6

Other	3	7

Tax effect	(348)	156
Sub-total items potentially reclassifiable to profit and loss	3,746	(7,469)
Total other comprehensive income (net amount)	1,170	1,282

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2026			1st half 2025
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	22	(7)	15	16	(5)	11
Change in fair value of investments in equity instruments	83	(25)	58	64	(14)	50
Currency translation adjustment generated by the parent company	(2,649)	-	(2,649)	8,690	-	8,690
Sub-total items not potentially reclassifiable to profit and loss	(2,544)	(32)	(2,576)	8,770	(19)	8,751
Currency translation adjustment	2,477	-	2,477	(6,709)	-	(6,709)
Cash flow hedge	1,391	(347)	1,044	(668)	163	(505)

Variation of foreign currency basis spread	5	(1)	4	19	(7)	12
Share of other comprehensive income of equity affiliates, net amount	218	-	218	(274)	-	(274)
Other	3	-	3	7	-	7
Sub-total items potentially reclassifiable to profit and loss	4,094	(348)	3,746	(7,625)	156	(7,469)
Total other comprehensive income	1,550	(380)	1,170	1,145	137	1,282